THE ALGER FUNDS II

QUARTERLY REPORT
JANUARY 31, 2023

Alger is a signatory to the PRI and carbon neutral.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—104.9%	SHARES	VALUE
ADVERTISING—0.7%
The Trade Desk, Inc., Cl. A*	402,601	$20,411,871
AEROSPACE & DEFENSE—6.3%
HEICO Corp., Cl. A+	697,909	93,296,475
TransDigm Group, Inc.+	133,122	95,548,316
		188,844,791
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Lululemon Athletica, Inc.*	42,232	12,960,156
LVMH Moet Hennessy Louis Vuitton SE	41,278	36,033,022
		48,993,178
APPAREL RETAIL—1.6%
Aritzia, Inc.*	660,691	23,829,665
The TJX Cos., Inc.	292,039	23,906,313
		47,735,978
APPLICATION SOFTWARE—5.8%
Adobe, Inc.*	45,993	17,033,048
Aspen Technology, Inc.*	53,799	10,692,551
Cadence Design Systems, Inc.*	149,683	27,366,543
Datadog, Inc., Cl. A*,+	725,481	54,273,234
Intuit, Inc.+	128,441	54,288,157
Workday, Inc., Cl. A*	67,929	12,324,358
		175,977,891
AUTO PARTS & EQUIPMENT—0.2%
Mobileye Global, Inc., Cl. A*	125,677	4,851,132
AUTOMOBILE MANUFACTURERS—1.5%
Tesla, Inc.*,+	253,829	43,968,259
BIOTECHNOLOGY—7.6%
AbbVie, Inc.	337,215	49,823,516
Apellis Pharmaceuticals, Inc.*	99,028	5,221,746
Biogen, Inc.*	51,810	15,071,529
Celldex Therapeutics, Inc.*	153,908	6,781,187
Moderna, Inc.*	65,203	11,479,640
Natera, Inc.*,+	1,588,064	68,175,588
Neurocrine Biosciences, Inc.*	61,627	6,836,283
Prometheus Biosciences, Inc.*	244,749	27,818,171
United Therapeutics Corp.*	24,666	6,491,351
Vaxcyte, Inc.*	141,558	6,419,655
Vertex Pharmaceuticals, Inc.*	78,185	25,261,574
		229,380,240
CASINOS & GAMING—3.0%
Flutter Entertainment PLC*	168,187	26,123,794
Las Vegas Sands Corp.*	1,107,759	65,357,781
		91,481,575
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	390,730	10,944,347
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.9%
Wabtec Corp.	255,914	26,566,432

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—104.9% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—3.5%
PayPal Holdings, Inc.*	556,856	$45,378,196
Visa, Inc., Cl. A	259,101	59,647,641
		105,025,837
ELECTRIC UTILITIES—0.7%
Constellation Energy Corp.	239,211	20,419,051
FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc., Cl. A	92,870	16,406,414
S&P Global, Inc.+	120,185	45,062,164
		61,468,578
FOOTWEAR—0.8%
NIKE, Inc., Cl. B	186,269	23,717,632
HEALTHCARE DISTRIBUTORS—1.5%
McKesson Corp.	116,762	44,215,434
HEALTHCARE EQUIPMENT—1.1%
Dexcom, Inc.*	36,457	3,904,180
Inspire Medical Systems, Inc.*	12,207	3,089,104
Intuitive Surgical, Inc.*	101,774	25,004,854
		31,998,138
HEALTHCARE FACILITIES—1.3%
Acadia Healthcare Co., Inc.*	483,206	40,598,968
HOTELS RESORTS & CRUISE LINES—0.7%
Trip.com Group Ltd.#,*	563,866	20,727,714
HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.+	36,625	18,720,503
INTERACTIVE MEDIA & SERVICES—3.5%
Alphabet, Inc., Cl. C*,+	1,069,691	106,830,040
INTERNET & DIRECT MARKETING RETAIL—8.6%
Amazon.com, Inc.*,+	1,724,322	177,829,328
MercadoLibre, Inc.*	68,664	81,139,562
		258,968,890
INTERNET SERVICES & INFRASTRUCTURE—1.2%
Shopify, Inc., Cl. A*	156,581	7,714,746
Snowflake, Inc., Cl. A*	190,444	29,793,059
		37,507,805
LEISURE FACILITIES—0.8%
Vail Resorts, Inc.	90,461	23,731,539
LIFE SCIENCES TOOLS & SERVICES—1.2%
Charles River Laboratories International, Inc.*	41,337	10,055,225
Danaher Corp.	96,715	25,569,512
		35,624,737
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc.	116,345	58,078,261

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—104.9% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—6.2%
Liberty Media Corp. Series C Liberty Formula One*	551,987	$39,080,680
Live Nation Entertainment, Inc.*,+	559,545	45,037,777
Netflix, Inc.*	181,734	64,308,393
The Walt Disney Co.*	358,743	38,920,028
		187,346,878
OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.+	425,648	24,253,423
OIL & GAS EXPLORATION & PRODUCTION—3.9%
Diamondback Energy, Inc.	192,982	28,198,530
EOG Resources, Inc.	289,545	38,292,326
Pioneer Natural Resources Co.+	217,478	50,096,057
		116,586,913
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy, Inc.	167,762	25,632,356
PHARMACEUTICALS—1.7%
Eli Lilly & Co.	120,945	41,623,222
Reata Pharmaceuticals, Inc., Cl. A*	234,193	10,147,582
		51,770,804
PROPERTY & CASUALTY INSURANCE—0.7%
The Progressive Corp.	163,099	22,238,549
REAL ESTATE SERVICES—1.5%
FirstService Corp.	305,966	43,722,541
RESEARCH & CONSULTING SERVICES—0.8%
CoStar Group, Inc.*	291,793	22,730,675
RESTAURANTS—1.3%
Shake Shack, Inc., Cl. A*	421,743	23,988,742
Yum China Holdings, Inc.	242,145	14,918,553
		38,907,295
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*,+	81,275	25,937,291
SEMICONDUCTORS—8.1%
Advanced Micro Devices, Inc.*,+	357,890	26,895,433
First Solar, Inc.*	136,220	24,192,672
Marvell Technology, Inc.	1,417,204	61,152,353
NVIDIA Corp.+	491,992	96,120,477
ON Semiconductor Corp.*	128,037	9,404,318
Taiwan Semiconductor Manufacturing Co., Ltd.#	276,286	25,620,001
		243,385,254
SPECIALTY CHEMICALS—2.1%
Albemarle Corp.	191,034	53,766,519
The Sherwin-Williams Co.	34,555	8,175,368
		61,941,887

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—104.9% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—11.0%
Microsoft Corp.+	1,114,558	$276,198,618
Oracle Corp.	247,781	21,918,707
ServiceNow, Inc.*	73,771	33,575,395
		331,692,720
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Apple, Inc.+	991,071	143,001,635
TRUCKING—1.3%
Old Dominion Freight Line, Inc.	103,400	34,457,016
Uber Technologies, Inc.*	169,322	5,237,129
		39,694,145
TOTAL COMMON STOCKS
(Cost $2,522,663,518)		3,155,631,187

PREFERRED STOCKS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	—
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Chime Financial, Inc., Series G*,@,(b)	188,583	7,190,670
TOTAL PREFERRED STOCKS
(Cost $26,129,444)		7,190,670

SPECIAL PURPOSE VEHICLE—0.4%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		6,842,850
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		4,259,325
		11,102,175
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $11,925,000)		11,102,175
Total Investments
(Cost $2,560,717,962)	105.5%	$3,173,924,032
Affiliated Securities (Cost $25,029,054)		11,102,175
Unaffiliated Securities (Cost $2,535,688,908)		3,162,821,857
Securities Sold Short (Proceeds $182,106,901)	(5.8)%	(173,255,822)
Other Assets in Excess of Liabilities	0.3%	6,515,392
NET ASSETS	100.0%	$3,007,183,602

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Chime Financial, Inc., Series G	8/24/21	$13,025,390	0.15%	$7,190,670	0.24%
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	7,350,000	0.10%	6,842,850	0.23%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	4,575,000	0.06%	4,259,325	0.14%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	0	0.00%
Total				$18,292,845	0.61%

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited)

COMMON STOCKS—(5.8)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.3)%
General Dynamics Corp.	(43,262)	$(10,082,642)
APPLICATION SOFTWARE—(0.1)%
HubSpot, Inc.	(7,034)	(2,440,868)
AUTO PARTS & EQUIPMENT—(0.2)%
QuantumScape Corp., Cl. A	(652,664)	(5,554,171)
AUTOMOBILE MANUFACTURERS—(0.3)%
Thor Industries, Inc.	(81,335)	(7,753,666)
AUTOMOTIVE RETAIL—(0.2)%
CarMax, Inc.	(64,566)	(4,548,675)
Carvana Co., Cl. A	(142,120)	(1,445,360)
		(5,994,035)
CABLE & SATELLITE—(0.2)%
Charter Communications, Inc., Cl. A	(15,426)	(5,928,366)
COMPUTER & ELECTRONICS RETAIL—(0.3)%
Best Buy Co., Inc.	(110,895)	(9,838,604)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Enovix Corp.	(259,270)	(2,058,604)
EXCHANGE TRADED FUNDS—(0.7)%
ARK Innovation ETF	(120,229)	(4,800,744)
Direxion NASDAQ-100 Equal Weighted Index Shares	(228,978)	(16,003,272)
		(20,804,016)
HOUSEHOLD PRODUCTS—(0.4)%
The Clorox Co.	(74,235)	(10,741,062)
INTERNET & DIRECT MARKETING RETAIL—(0.2)%
eBay, Inc.	(139,804)	(6,920,298)
IT CONSULTING & OTHER SERVICES—(0.4)%
Accenture PLC, Cl. A	(26,555)	(7,410,173)
EPAM Systems, Inc.	(21,698)	(7,217,840)
		(14,628,013)
MARKET INDICES—(1.7)%
iShares Russell Mid-Cap Growth ETF	(228,277)	(20,748,096)
SPDR S&P 500 ETF Trust	(74,750)	(30,384,380)
		(51,132,476)
PACKAGED FOODS & MEATS—(0.4)%
Campbell Soup Co.	(92,549)	(4,806,070)
Kellogg Co.	(72,341)	(4,961,146)
		(9,767,216)
SEMICONDUCTOR EQUIPMENT—(0.2)%
Lam Research Corp.	(13,002)	(6,502,300)

THE ALGER FUNDS II | ALGER SPECTRA FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(5.8)% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—(0.1)%
Silicon Laboratories, Inc.	(19,817)	$(3,109,485)
TOTAL COMMON STOCKS
(Proceeds $182,106,901)		$(173,255,822)
Total Securities Sold Short
(Proceeds $182,106,901)		$(173,255,822)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—81.0%	SHARES	VALUE
ADVERTISING—0.1%
The Trade Desk, Inc., Cl. A*,+	4,673	$236,921
AEROSPACE & DEFENSE—6.4%
HEICO Corp.+	53,537	9,152,150
HEICO Corp., Cl. A	12,029	1,608,037
Kratos Defense & Security Solutions, Inc.*,+	67,694	775,096
TransDigm Group, Inc.+	25,903	18,591,878
		30,127,161
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
Moncler SpA	32,634	2,042,391
APPAREL RETAIL—0.4%
MYT Netherlands Parent BV#,*	103,360	1,205,178
The TJX Cos., Inc.	6,039	494,352
		1,699,530
APPLICATION SOFTWARE—6.5%
Adobe, Inc.*	4,011	1,485,434
Altair Engineering, Inc., Cl. A*	2,802	148,786
AppFolio, Inc., Cl. A*	19,071	2,142,245
Bill.com Holdings, Inc.*	4,193	484,795
Datadog, Inc., Cl. A*	33,240	2,486,684
Dynatrace, Inc.*,+	21,069	809,682
Ebix, Inc.+	43,809	834,999
Everbridge, Inc.*	2,061	65,870
HubSpot, Inc.*	9,364	3,249,402
Paylocity Holding Corp.*,+	31,524	6,566,134
Sprout Social, Inc., Cl. A*,+	46,736	2,989,702
SPS Commerce, Inc.*,+	34,012	4,628,353
Vertex, Inc., Cl. A*,+	349,808	4,722,408
		30,614,494
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Hamilton Lane, Inc., Cl. A+	57,750	4,496,415
StepStone Group, Inc., Cl. A+	175,184	5,113,621
The Carlyle Group, Inc.	23,077	830,080
		10,440,116
AUTO PARTS & EQUIPMENT—0.4%
Mobileye Global, Inc., Cl. A*	44,253	1,708,166
AUTOMOBILE MANUFACTURERS—0.9%
Rivian Automotive, Inc., Cl. A*	212,726	4,126,884

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—81.0% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—6.7%
ACADIA Pharmaceuticals, Inc.*,+	162,511	$3,092,584
ADMA Biologics, Inc.*	847,515	3,127,330
Avidity Biosciences, Inc.*	45,282	1,073,183
BioMarin Pharmaceutical, Inc.*	38,455	4,435,784
Cabaletta Bio, Inc.*	434,010	5,290,582
Celldex Therapeutics, Inc.*	41,590	1,832,455
Moderna, Inc.*	2,641	464,975
Natera, Inc.*,+	93,085	3,996,139
Prometheus Biosciences, Inc.*	10,351	1,176,495
RAPT Therapeutics, Inc.*	99,278	2,884,026
Seagen, Inc.*,+	7,432	1,036,615
Ultragenyx Pharmaceutical, Inc.*	19,669	891,596
United Therapeutics Corp.*	1,887	496,602
Vaxcyte, Inc.*	15,413	698,980
Vertex Pharmaceuticals, Inc.*	2,537	819,705
		31,317,051
CASINOS & GAMING—1.4%
Flutter Entertainment PLC*	9,702	1,506,971
Las Vegas Sands Corp.*	67,571	3,986,689
MGM Resorts International+	24,719	1,023,614
		6,517,274
CONSTRUCTION & ENGINEERING—0.6%
Ameresco, Inc., Cl. A*,+	40,429	2,606,458
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.6%
Wabtec Corp.	27,549	2,859,862
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	5,541	1,992,765
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*,+	47,913	895,015
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
PayPal Holdings, Inc.*	18,331	1,493,793
Visa, Inc., Cl. A	8,634	1,987,633
		3,481,426
DIVERSIFIED BANKS—1.2%
Bank of America Corp.	41,833	1,484,235
JPMorgan Chase & Co.	28,180	3,944,073
		5,428,308
EDUCATION SERVICES—1.3%
Chegg, Inc.*,+	285,224	5,921,250
Duolingo, Inc., Cl. A*	179	17,093
		5,938,343
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
908 Devices, Inc.*	336,112	3,132,564
Novanta, Inc.*	13,304	2,148,197
		5,280,761

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—81.0% (CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—7.7%
Casella Waste Systems, Inc., Cl. A*,+	121,048	$9,698,366
Montrose Environmental Group, Inc.*,+	220,184	11,925,165
Waste Connections, Inc.+	108,904	14,473,342
		36,096,873
FINANCIAL EXCHANGES & DATA—1.4%
MarketAxess Holdings, Inc.	9,094	3,308,852
MSCI, Inc., Cl. A	6,494	3,451,951
		6,760,803
FOOTWEAR—0.4%
Deckers Outdoor Corp.*	4,710	2,013,431
GENERAL MERCHANDISE STORES—0.4%
Ollie’s Bargain Outlet Holdings, Inc.*,+	31,714	1,736,659
HEALTHCARE DISTRIBUTORS—0.0%
PetIQ, Inc., Cl. A*	12,184	144,259
HEALTHCARE EQUIPMENT—5.7%
Glaukos Corp.*,+	122,841	6,025,351
Impulse Dynamics PLC, Series E*,@,(a)	1,056,141	3,485,265
Inogen, Inc.*	120,023	2,800,137
Inspire Medical Systems, Inc.*	3,519	890,518
Insulet Corp.*,+	6,918	1,987,680
Intuitive Surgical, Inc.*	7,705	1,893,041
Nevro Corp.*,+	110,053	4,041,146
TransMedics Group, Inc.*	90,576	5,708,100
		26,831,238
HEALTHCARE FACILITIES—0.8%
Acadia Healthcare Co., Inc.*	46,708	3,924,406
HEALTHCARE SERVICES—1.8%
Accolade, Inc.*	301,077	3,513,569
Agiliti, Inc.*	254,021	4,686,687
		8,200,256
HEALTHCARE TECHNOLOGY—0.2%
Definitive Healthcare Corp., Cl. A*	86,081	1,065,683
HOTELS RESORTS & CRUISE LINES—0.5%
Booking Holdings, Inc.*	501	1,219,484
Trip.com Group Ltd.#,*	24,911	915,728
		2,135,212
INSURANCE BROKERS—0.0%
Goosehead Insurance, Inc., Cl. A*	2,486	97,078
INTEGRATED OIL & GAS—0.8%
Occidental Petroleum Corp.+	58,845	3,812,568
INTERACTIVE MEDIA & SERVICES—0.1%
Pinterest, Inc., Cl. A*	19,350	508,711
INTERNET & DIRECT MARKETING RETAIL—4.9%
Amazon.com, Inc.*,+	79,422	8,190,791
JD.com, Inc.#	45,338	2,698,971
MercadoLibre, Inc.*,+	8,744	10,332,697
Xometry, Inc., Cl. A*	44,555	1,560,316
		22,782,775

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—81.0% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—1.3%
BigCommerce Holdings, Inc.*	5,197	$63,715
Shopify, Inc., Cl. A*	123,207	6,070,409
		6,134,124
IT CONSULTING & OTHER SERVICES—0.4%
CI&T, Inc., Cl. A*	73,262	545,069
Globant SA*	7,971	1,292,737
		1,837,806
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A*	13,578	1,149,378
LEISURE PRODUCTS—0.0%
Latham Group, Inc.*	9,271	40,792
LIFE SCIENCES TOOLS & SERVICES—0.2%
Charles River Laboratories International, Inc.*	4,017	977,135
NeoGenomics, Inc.*	5,508	65,435
		1,042,570
MANAGED HEALTHCARE—1.7%
Progyny, Inc.*	230,490	7,926,551
METAL & GLASS CONTAINERS—0.2%
Ball Corp.	12,246	713,207
MOVIES & ENTERTAINMENT—2.6%
Liberty Media Corp. Series C Liberty Formula One*	27,539	1,949,761
Netflix, Inc.*	16,085	5,691,838
Spotify Technology SA*	38,651	4,356,741
		11,998,340
OIL & GAS EQUIPMENT & SERVICES—3.4%
Baker Hughes Co., Cl. A+	31,667	1,005,111
Core Laboratories NV+	291,378	7,459,277
Dril-Quip, Inc.*	151,237	4,644,488
Schlumberger Ltd.+	50,149	2,857,490
		15,966,366
OIL & GAS EXPLORATION & PRODUCTION—0.2%
APA Corp.	21,405	948,884
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy, Inc.	12,871	1,966,560
PACKAGED FOODS & MEATS—0.2%
Freshpet, Inc.*	16,079	1,018,283
PHARMACEUTICALS—0.3%
Reata Pharmaceuticals, Inc., Cl. A*	29,129	1,262,160
REAL ESTATE SERVICES—2.7%
FirstService Corp.+	87,912	12,562,625
REGIONAL BANKS—2.1%
Seacoast Banking Corp. of Florida	46,848	1,504,289
Signature Bank+	64,302	8,291,743
		9,796,032
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	18,630	1,451,277

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—81.0% (CONT.)	SHARES	VALUE
RESTAURANTS—2.2%
Chipotle Mexican Grill, Inc., Cl. A*	2,136	$3,516,668
Kura Sushi USA, Inc., Cl. A*	51,286	3,186,912
Wingstop, Inc.	3,520	557,814
Yum China Holdings, Inc.	48,746	3,003,241
		10,264,635
SEMICONDUCTOR EQUIPMENT—1.0%
Applied Materials, Inc.	13,060	1,456,059
ASML Holding NV#	5,058	3,342,529
		4,798,588
SEMICONDUCTORS—2.5%
Impinj, Inc.*	21,180	2,748,741
NVIDIA Corp.	14,898	2,910,622
ON Semiconductor Corp.*	15,083	1,107,846
Taiwan Semiconductor Manufacturing Co., Ltd.#	52,588	4,876,485
		11,643,694
SPECIALTY CHEMICALS—1.1%
Albemarle Corp.	17,526	4,932,693
SYSTEMS SOFTWARE—0.3%
Oracle Corp.	16,679	1,475,424
Rapid7, Inc.*	2,415	96,286
		1,571,710
THRIFTS & MORTGAGE FINANCE—0.2%
Axos Financial, Inc.*,+	15,020	722,762
TRADING COMPANIES & DISTRIBUTORS—0.6%
SiteOne Landscape Supply, Inc.*,+	19,161	2,903,083
TRUCKING—0.7%
RXO, Inc.*	25,459	466,409
Uber Technologies, Inc.*	51,405	1,589,956
XPO, Inc.*	25,459	1,014,796
		3,071,161
TOTAL COMMON STOCKS
(Cost $364,117,303)		379,146,159

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	—
(Cost $186,381)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	126,108	80,709
(Cost $67,638)		80,709

MASTER LIMITED PARTNERSHIP—0.3%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Enterprise Products Partners LP	56,820	1,454,592
(Cost $1,362,690)		1,454,592

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.3%	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)	$861,175
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)	512,050
1,373,225
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,475,000)	1,373,225

PURCHASED OPTIONS—0.0%

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.0%
Carvana Co., 1/19/2024, 5.00	$518,670	BNP Paribas	510	110,160
Carvana Co., 5/19/2023, 5.00	$711,900	BNP Paribas	700	74,900
				185,060
TOTAL PURCHASED OPTIONS
(Cost $285,544)				185,060
Total Investments
(Cost $367,494,556)			81.6%	$382,239,745
Affiliated Securities (Cost $1,661,381)				1,373,225
Unaffiliated Securities (Cost $365,833,175)				380,866,520
Securities Sold Short (Proceeds $214,797,330)			(38.0)%	(177,890,057)
Swaps			(0.1)%	(613,947)
Other Assets in Excess of Liabilities			56.5%	264,595,795
NET ASSETS			100.0%	$468,331,536

+	All or a portion of this security is held as collateral for securities sold short.
#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$925,000	0.24%	$861,175	0.18%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	550,000	0.11%	512,050	0.11%
Impulse Dynamics PLC, Series E	2/11/22	3,485,265	0.47%	3,485,265	0.74%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	0	0.00%
Tolero CDR	2/6/17	67,638	0.09%	80,709	0.02%
Total				$4,939,199	1.05%

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

Swaps outstanding as of January 31, 2023:

Over the counter swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(154,145)	BNP Paribas	Carvana Co.	$(381,496)	$—	$(381,496)	$(381,496)
(428)	Goldman Sachs	S&P Biotechnology Select Industry Index	(232,451)	—	(232,451)	(232,451)
Total			$(613,947)	$—	$(613,947)	$(613,947)

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited)

COMMON STOCKS—(36.0)%	SHARES	VALUE
ADVERTISING—(0.5)%
Omnicom Group, Inc.	(17,422)	$(1,498,118)
WPP PLC#	(13,593)	(795,462)
		(2,293,580)
AEROSPACE & DEFENSE—(1.0)%
Archer Aviation, Inc., Cl. A	(986,310)	(2,860,299)
General Dynamics Corp.	(7,880)	(1,836,513)
		(4,696,812)
AIRLINES—(1.4)%
Blade Air Mobility, Inc.	(193,938)	(864,963)
Joby Aviation, Inc.	(1,277,673)	(5,647,315)
		(6,512,278)
APPLICATION SOFTWARE—(1.6)%
Amplitude, Inc., Cl. A	(79,110)	(1,137,602)
Braze, Inc., Cl. A	(41,240)	(1,319,680)
Confluent, Inc., Cl. A	(46,275)	(1,068,952)
Latch, Inc.	(1,182,565)	(1,087,369)
Palantir Technologies, Inc., Cl. A	(246,776)	(1,919,917)
Unity Software, Inc.	(9,547)	(339,109)
Zoom Video Communications, Inc., Cl. A	(14,119)	(1,058,925)
		(7,931,554)
AUTO PARTS & EQUIPMENT—(4.4)%
LCI Industries	(65,840)	(7,388,565)
Patrick Industries, Inc.	(127,866)	(9,074,650)
QuantumScape Corp., Cl. A	(493,909)	(4,203,166)
		(20,666,381)
AUTOMOBILE MANUFACTURERS—(1.4)%
Fisker, Inc.	(343,663)	(2,560,289)
Lucid Group, Inc.	(168,584)	(1,970,747)
Thor Industries, Inc.	(17,543)	(1,672,374)
		(6,203,410)
AUTOMOTIVE RETAIL—(0.7)%
CarMax, Inc.	(17,424)	(1,227,521)
Carvana Co., Cl. A	(199,422)	(2,028,122)
		(3,255,643)
BIOTECHNOLOGY—(1.3)%
Twist Bioscience Corp.	(217,102)	(6,228,656)
CABLE & SATELLITE—(0.6)%
Altice USA, Inc., Cl. A	(204,631)	(1,002,692)
Charter Communications, Inc., Cl. A	(4,996)	(1,920,013)
		(2,922,705)
CASINOS & GAMING—(0.2)%
Penn Entertainment, Inc.	(28,229)	(1,000,718)
COMMODITY CHEMICALS—(1.5)%
PureCycle Technologies, Inc.	(860,168)	(7,208,208)
COMPUTER & ELECTRONICS RETAIL—(0.5)%
Best Buy Co., Inc.	(23,471)	(2,082,347)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(36.0)% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—(0.6)%
Affirm Holdings, Inc., Cl. A	(175,868)	$(2,847,303)
DIVERSIFIED SUPPORT SERVICES—(0.3)%
Healthcare Services Group, Inc.	(117,576)	(1,583,749)
ELECTRICAL COMPONENTS & EQUIPMENT—(1.1)%
Enovix Corp.	(60,944)	(483,895)
FREYR Battery SA	(193,574)	(1,705,387)
Plug Power, Inc.	(133,036)	(2,264,273)
SES AI Corp.	(121,791)	(401,910)
		(4,855,465)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(1.2)%
SmartRent, Inc., Cl. A	(1,943,076)	(5,673,782)
HEALTHCARE EQUIPMENT—(0.4)%
Zimmer Biomet Holdings, Inc.	(15,302)	(1,948,557)
HEALTHCARE SERVICES—(1.9)%
23andMe Holding Co., Cl. A	(974,690)	(2,436,725)
CVS Health Corp.	(22,795)	(2,010,975)
DocGo, Inc.	(445,787)	(4,457,870)
		(8,905,570)
HEALTHCARE TECHNOLOGY—(1.4)%
Simulations Plus, Inc.	(163,666)	(6,733,219)
HOTELS RESORTS & CRUISE LINES—(1.4)%
Membership Collective Group, Inc., Cl. A	(1,192,822)	(6,321,957)
HOUSEHOLD PRODUCTS—(0.5)%
Church & Dwight Co., Inc.	(29,785)	(2,408,415)
INDUSTRIAL MACHINERY—(1.1)%
Desktop Metal, Inc. Cl. A	(1,387,686)	(2,331,312)
Velo3D, Inc.	(1,148,254)	(2,755,810)
		(5,087,122)
INTERNET & DIRECT MARKETING RETAIL—(0.5)%
DoorDash, Inc., Cl. A	(30,166)	(1,747,215)
Porch Group, Inc.	(830)	(2,448)
Vivid Seats, Inc., Cl. A	(24,046)	(204,631)
		(1,954,294)
INTERNET SERVICES & INFRASTRUCTURE—(0.3)%
DigitalOcean Holdings, Inc.	(14,456)	(424,284)
Snowflake, Inc., Cl. A	(7,282)	(1,139,196)
		(1,563,480)
IT CONSULTING & OTHER SERVICES—(0.6)%
Accenture PLC, Cl. A	(10,565)	(2,948,163)
LIFE & HEALTH INSURANCE—(0.5)%
Trupanion, Inc.	(37,353)	(2,204,574)
LIFE SCIENCES TOOLS & SERVICES—(0.6)%
Bio-Rad Laboratories, Inc., Cl. A	(2,154)	(1,006,909)
West Pharmaceutical Services, Inc.	(7,470)	(1,984,032)
		(2,990,941)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—(36.0)% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—0.0%
O-I Glass, Inc.	(10,297)	$(198,217)
MOVIES & ENTERTAINMENT—(0.2)%
Warner Bros Discovery, Inc.	(66,908)	(991,577)
OIL & GAS EXPLORATION & PRODUCTION—(0.4)%
Southwestern Energy Co.	(303,642)	(1,676,104)
PACKAGED FOODS & MEATS—(1.3)%
Campbell Soup Co.	(56,233)	(2,920,180)
Kellogg Co.	(29,020)	(1,990,192)
McCormick & Co., Inc., Cl. VTG	(16,523)	(1,241,208)
		(6,151,580)
PAPER PACKAGING—(1.5)%
Ranpak Holdings Corp., Cl. A	(908,304)	(6,957,609)
PROPERTY & CASUALTY INSURANCE—(0.3)%
Lemonade, Inc.	(95,129)	(1,548,700)
REAL ESTATE SERVICES—(1.3)%
Offerpad Solutions, Inc.	(1,081,786)	(992,539)
Opendoor Technologies, Inc.	(825,101)	(1,806,971)
Redfin Corp.	(406,735)	(3,042,378)
		(5,841,888)
REGIONAL BANKS—(0.2)%
Silvergate Capital Corp., Cl. A	(73,692)	(1,049,374)
RESEARCH & CONSULTING SERVICES—(0.5)%
Franklin Covey Co.	(52,962)	(2,457,437)
SEMICONDUCTORS—(1.2)%
Intel Corp.	(98,240)	(2,776,262)
SiTime Corp.	(24,851)	(2,863,581)
		(5,639,843)
SPECIALTY STORES—(0.4)%
Dick’s Sporting Goods, Inc.	(14,177)	(1,853,784)
SYSTEMS SOFTWARE—(0.3)%
UiPath, Inc., Cl. A	(20,805)	(319,565)
Zscaler, Inc.	(6,648)	(825,415)
		(1,144,980)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.2)%
HP, Inc.	(35,096)	(1,022,697)
TRUCKING—(0.3)%
Lyft, Inc., Cl. A	(96,404)	(1,566,565)
WIRELESS TELECOMMUNICATION SERVICES—(0.4)%
T-Mobile US, Inc.	(11,283)	(1,684,665)
TOTAL COMMON STOCKS
(Proceeds $204,749,505)		$(168,813,903)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND

Schedule of Investments - Securities Sold Short January 31, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(2.0)%	SHARES	VALUE
DIVERSIFIED—(1.3)%
Empire State Realty Trust, Inc., Cl. A	(725,892)	$(6,053,939)
HEALTHCARE—(0.2)%
Omega Healthcare Investors, Inc.	(31,241)	(919,735)
OFFICE—(0.1)%
Paramount Group, Inc.	(33,430)	(215,623)
REAL ESTATE OPERATING COMPANIES—(0.4)%
Seritage Growth Properties, Cl. A	(155,089)	(1,884,331)
RETAIL—0.0%
CBL & Associates Properties, Inc.	(75)	(1,999)
Pennsylvania Real Estate Investment Trust	(402)	(527)
		(2,526)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $10,047,825)		$(9,076,154)
Total Securities Sold Short
(Proceeds $214,797,330)		$(177,890,057)

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—97.1%	SHARES	VALUE
ARGENTINA—6.2%
INTERNET & DIRECT MARKETING RETAIL—3.5%
MercadoLibre, Inc.*	840	$992,620
IT CONSULTING & OTHER SERVICES—2.7%
Globant SA*	4,775	774,409
TOTAL ARGENTINA
(Cost $1,763,891)		1,767,029
BRAZIL—8.4%
DIVERSIFIED BANKS—1.2%
NU Holdings Ltd., Cl. A*	71,500	332,475
DIVERSIFIED CAPITAL MARKETS—1.4%
Banco BTG Pactual SA	91,000	387,512
FOOTWEAR—4.0%
Arezzo Industria e Comercio SA	66,800	1,152,575
HEALTHCARE FACILITIES—1.8%
Rede D’Or Sao Luiz SA	82,000	515,221
TOTAL BRAZIL
(Cost $2,050,985)		2,387,783
CHINA—36.6%
APPLICATION SOFTWARE—4.2%
Glodon Co., Ltd., Cl. A	77,000	747,179
Thunder Software Technology Co., Ltd., Cl. A	27,933	456,157
		1,203,336
AUTOMOBILE MANUFACTURERS—6.1%
BYD Co., Ltd., Cl. H	54,522	1,726,732
BREWERS—2.9%
Budweiser Brewing Co. APAC Ltd.	258,000	814,145
DISTILLERS & VINTNERS—2.4%
Kweichow Moutai Co., Ltd., Cl. A	2,500	685,649
EDUCATION SERVICES—2.1%
New Oriental Education & Technology Group, Inc.#,*	14,000	596,960
FINANCIAL EXCHANGES & DATA—2.5%
East Money Information Co., Ltd., Cl. A	210,782	706,542
HOTELS RESORTS & CRUISE LINES—2.1%
Trip.com Group Ltd.#,*	16,300	599,188
INTERACTIVE MEDIA & SERVICES—4.1%
Tencent Holdings Ltd.	24,000	1,169,598
INTERNET & DIRECT MARKETING RETAIL—6.5%
JD.com, Inc., Cl. A	30,119	894,415
Meituan, Cl. B*	42,300	945,738
		1,840,153
LIFE SCIENCES TOOLS & SERVICES—2.2%
Hangzhou Tigermed Consulting Co., Ltd., Cl. H	49,000	642,824

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
CHINA—36.6% (CONT.)
SEMICONDUCTORS—1.5%
StarPower Semiconductor Ltd., Cl. A	9,421	$442,723
TOTAL CHINA
(Cost $10,145,270)		10,427,850
GREECE—3.1%
SPECIALTY STORES—3.1%
JUMBO SA	48,500	870,908
(Cost $816,482)
HONG KONG—2.6%
FINANCIAL EXCHANGES & DATA—2.6%
Hong Kong Exchanges & Clearing Ltd.	16,176	727,622
(Cost $866,358)
INDIA—17.0%
ADVERTISING—1.4%
Affle India Ltd.*	30,000	408,807
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Kalyan Jewellers India Ltd.*	286,030	414,901
APPLICATION SOFTWARE—1.2%
Route Mobile Ltd.	23,500	355,771
DIVERSIFIED BANKS—3.1%
HDFC Bank Ltd.	45,500	897,281
HOTELS RESORTS & CRUISE LINES—5.3%
Lemon Tree Hotels Ltd.*	458,000	430,775
MakeMyTrip Ltd.*	37,100	1,075,158
		1,505,933
INVESTMENT BANKING & BROKERAGE—1.9%
Angel One Ltd.	35,500	536,887
LIFE SCIENCES TOOLS & SERVICES—2.6%
Syngene International Ltd.	107,000	739,003
TOTAL INDIA
(Cost $5,429,236)		4,858,583
MEXICO—0.1%
AIRPORT SERVICES—0.1%
Grupo Aeroportuario del Centro Norte SAB de CV	1,981	18,064
(Cost $17,853)
POLAND—1.6%
FOOD RETAIL—1.6%
Dino Polska SA*	5,000	453,115
(Cost $433,437)
SOUTH KOREA—9.1%
HEALTHCARE EQUIPMENT—1.7%
Osstem Implant Co., Ltd.	3,200	486,196
SEMICONDUCTORS—3.6%
LEENO Industrial, Inc.	7,289	1,016,319

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.1% (CONT.)	SHARES	VALUE
SOUTH KOREA—9.1% (CONT.)
SPECIALTY CHEMICALS—3.8%
Chunbo Co., Ltd.	5,623	$1,094,183
TOTAL SOUTH KOREA
(Cost $1,663,622)		2,596,698
TAIWAN—8.7%
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.0%
Chroma ATE, Inc.	139,000	861,876
SEMICONDUCTORS—5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	92,500	1,630,971
TOTAL TAIWAN
(Cost $2,781,408)		2,492,847
UNITED ARAB EMIRATES—1.7%
RESTAURANTS—1.7%
Americana Restaurants International PLC*	520,000	484,169
(Cost $407,834)
VIETNAM—2.0%
REAL ESTATE DEVELOPMENT—2.0%
Vinhomes JSC	266,500	580,025
(Cost $923,854)
TOTAL COMMON STOCKS
(Cost $27,300,230)		27,664,693
Total Investments
(Cost $27,300,230)	97.1%	$27,664,693
Unaffiliated Securities (Cost $27,300,230)		27,664,693
Other Assets in Excess of Liabilities	2.9%	837,981
NET ASSETS	100.0%	$28,502,674

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—96.4%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—0.9%
Deere & Co.	1,527	$645,677
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Lululemon Athletica, Inc.*	1,863	571,717
APPLICATION SOFTWARE—7.5%
Adobe, Inc.*	5,429	2,010,576
Autodesk, Inc.*	3,176	683,348
Intuit, Inc.	1,846	780,249
Paycom Software, Inc.*	1,172	379,657
Salesforce, Inc.*	7,440	1,249,697
		5,103,527
AUTO PARTS & EQUIPMENT—0.9%
Aptiv PLC*	5,666	640,768
AUTOMOBILE MANUFACTURERS—1.3%
Tesla, Inc.*	5,019	869,391
BIOTECHNOLOGY—2.5%
AbbVie, Inc.	3,323	490,973
Prometheus Biosciences, Inc.*	1,705	193,791
Vertex Pharmaceuticals, Inc.*	3,183	1,028,427
		1,713,191
BUILDING PRODUCTS—0.6%
Allegion PLC	3,268	384,153
DATA PROCESSING & OUTSOURCED SERVICES—6.1%
PayPal Holdings, Inc.*	6,788	553,154
Visa, Inc., Cl. A	15,505	3,569,406
		4,122,560
DISTRIBUTORS—0.5%
Pool Corp.	929	358,232
ELECTRIC UTILITIES—0.9%
NextEra Energy, Inc.	7,782	580,771
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp., PLC	2,199	356,700
Rockwell Automation, Inc.	1,599	450,966
		807,666
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Trimble, Inc.*	5,902	342,670
ELECTRONIC MANUFACTURING SERVICES—1.8%
Flex Ltd.*	52,614	1,228,537
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Tetra Tech, Inc.	3,425	532,656
FINANCIAL EXCHANGES & DATA—2.0%
S&P Global, Inc.	3,601	1,350,159
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	3,415	264,526
FOOTWEAR—1.5%
NIKE, Inc., Cl. B	8,142	1,036,721
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	2,176	824,008

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.8%
Dexcom, Inc.*	2,700	$289,143
Edwards Lifesciences Corp.*	3,588	275,200
		564,343
HOME IMPROVEMENT RETAIL—2.9%
The Home Depot, Inc.	6,091	1,974,519
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	6,221	885,746
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	4,177	870,821
INDUSTRIAL GASES—1.6%
Air Products & Chemicals, Inc.	3,376	1,082,042
INDUSTRIAL MACHINERY—0.8%
Xylem, Inc.	5,375	559,054
INTERACTIVE HOME ENTERTAINMENT—0.5%
Electronic Arts, Inc.	2,537	326,461
INTERACTIVE MEDIA & SERVICES—4.4%
Alphabet, Inc., Cl. A*	16,160	1,597,254
Alphabet, Inc., Cl. C*	13,940	1,392,188
		2,989,442
INTERNET & DIRECT MARKETING RETAIL—6.1%
Amazon.com, Inc.*	35,940	3,706,492
MercadoLibre, Inc.*	369	436,044
		4,142,536
INVESTMENT BANKING & BROKERAGE—1.7%
Morgan Stanley	11,732	1,141,876
IT CONSULTING & OTHER SERVICES—1.0%
Accenture PLC, Cl. A	2,401	669,999
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	2,419	634,600
LIFE SCIENCES TOOLS & SERVICES—2.9%
Agilent Technologies, Inc.	4,610	701,089
Danaher Corp.	4,742	1,253,690
		1,954,779
MANAGED HEALTHCARE—2.9%
Humana, Inc.	1,867	955,344
UnitedHealth Group, Inc.	2,043	1,019,845
		1,975,189
METAL & GLASS CONTAINERS—0.7%
Ball Corp.	8,031	467,725
MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc.*	8,120	653,579
The Walt Disney Co.*	3,132	339,791
		993,370

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.4% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—3.7%
Bristol-Myers Squibb Co.	8,904	$646,876
Merck & Co., Inc.	8,311	892,684
Reata Pharmaceuticals, Inc., Cl. A*	5,033	218,080
Zoetis, Inc., Cl. A	4,472	740,071
		2,497,711
RAILROADS—0.8%
Union Pacific Corp.	2,735	558,460
RESTAURANTS—1.2%
Starbucks Corp.	7,708	841,251
SEMICONDUCTOR EQUIPMENT—3.7%
ASML Holding NV#	1,874	1,238,414
Lam Research Corp.	2,569	1,284,757
		2,523,171
SEMICONDUCTORS—5.0%
First Solar, Inc.*	2,848	505,805
Marvell Technology, Inc.	6,987	301,489
NVIDIA Corp.	10,375	2,026,964
Taiwan Semiconductor Manufacturing Co., Ltd.#	6,081	563,891
		3,398,149
SOFT DRINKS—1.4%
PepsiCo, Inc.	5,552	949,503
SYSTEMS SOFTWARE—11.0%
Microsoft Corp.	30,224	7,489,809
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.	32,436	4,680,190
TOTAL COMMON STOCKS
(Cost $28,714,041)		65,547,676

REAL ESTATE INVESTMENT TRUST—3.5%	SHARES	VALUE
INDUSTRIAL—1.4%
Prologis, Inc.	7,288	942,192
SPECIALIZED—2.1%
Equinix, Inc.	1,513	1,116,791
SBA Communications Corp., Cl. A	1,119	332,936
		1,449,727
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,412,758)		2,391,919
Total Investments
(Cost $30,126,799)	99.9%	$67,939,595
Unaffiliated Securities (Cost $30,126,799)		67,939,595
Other Assets in Excess of Liabilities	0.1%	93,423
NET ASSETS	100.0%	$68,033,018

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A,C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares, Class Z shares and Class Y shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Funds’ Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as their valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Swap contracts are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”). Centrally Cleared Swaps are valued at the last reported sale on the clearing exchange.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through their Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$314,588,789		$314,588,789	$—	$—
Consumer Discretionary	603,083,192		540,926,376	62,156,816	—
Consumer Staples	18,720,503		18,720,503	—	—
Energy	177,417,039		177,417,039	—	—
Financials	83,707,127		83,707,127	—	—
Healthcare	491,666,582		491,666,582	—	—
Industrials	277,836,043		277,836,043	—	—
Information Technology	1,062,528,433		1,062,528,433	—	—
Materials	61,941,887		61,941,887	—	—
Real Estate	43,722,541		43,722,541	—	—
Utilities	20,419,051		20,419,051	—	—
TOTAL COMMON STOCKS	$3,155,631,187		$3,093,474,371	$62,156,816	$—
PREFERRED STOCKS
Health Care	—	*	—	—	—	*
Information Technology	7,190,670		—	—	7,190,670
TOTAL PREFERRED STOCKS	$7,190,670		$—	$—	$7,190,670
SPECIAL PURPOSE VEHICLE
Information Technology	11,102,175		—	—	11,102,175
TOTAL INVESTMENTS IN SECURITIES	$3,173,924,032		$3,093,474,371	$62,156,816	$18,292,845
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	5,928,366		5,928,366	—	—
Consumer Discretionary	36,060,774		36,060,774	—	—
Consumer Staples	20,508,278		20,508,278	—	—
Exchange Traded Funds	20,804,016		20,804,016	—	—
Industrials	12,141,246		12,141,246	—	—
Information Technology	26,680,666		26,680,666	—	—
Market Indices	51,132,476		51,132,476	—	—
TOTAL COMMON STOCKS	$173,255,822		$173,255,822	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	12,743,972	12,743,972	—	—
Consumer Discretionary	62,155,470	58,606,108	3,549,362	—
Consumer Staples	1,018,283	1,018,283	—	—
Energy	22,694,378	22,694,378	—	—
Financials	34,140,114	34,140,114	—	—
Healthcare	81,714,174	78,228,909	—	3,485,265
Industrials	79,115,875	79,115,875	—	—
Information Technology	65,362,603	65,362,603	—	—
Materials	7,638,665	7,638,665	—	—
Real Estate	12,562,625	12,562,625	—	—
TOTAL COMMON STOCKS	$379,146,159	$372,111,532	$3,549,362	$3,485,265

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$—	*	$—	$—	$—	*
RIGHTS
Healthcare	80,709		—	—	80,709
MASTER LIMITED PARTNERSHIP
Energy	1,454,592		1,454,592	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,373,225		—	—	1,373,225
PURCHASED OPTIONS
Consumer Discretionary	185,060		185,060	—	—
TOTAL INVESTMENTS IN SECURITIES	$382,239,745		$373,751,184	$3,549,362	$4,939,199
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	7,892,527		7,892,527	—	—
Consumer Discretionary	43,338,534		43,338,534	—	—
Consumer Staples	8,559,995		8,559,995	—	—
Energy	1,676,104		1,676,104	—	—
Financials	4,802,648		4,802,648	—	—
Healthcare	26,806,943		26,806,943	—	—
Industrials	26,759,428		26,759,428	—	—
Information Technology	28,771,802		28,771,802	—	—
Materials	14,364,034		14,364,034	—	—
Real Estate	5,841,888		5,841,888	—	—
TOTAL COMMON STOCKS	$168,813,903		$168,813,903	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	9,076,154		9,076,154	—	—
TOTAL SECURITIES SOLD SHORT	$177,890,057		$177,890,057	$—	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Swaps - Contracts for difference	$(613,947)		$—	$(613,947)	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	1,578,405	—	1,578,405	—
Consumer Discretionary	10,184,139	4,900,670	5,283,469	—
Consumer Staples	1,952,909	—	1,952,909	—
Financials	3,588,319	719,987	2,868,332	—
Healthcare	2,383,244	515,221	1,868,023	—
Industrials	18,064	18,064	—	—
Information Technology	6,285,405	774,409	5,510,996	—
Materials	1,094,183	—	1,094,183	—
Real Estate	580,025	—	580,025	—
TOTAL COMMON STOCKS	$27,664,693	$6,928,351	$20,736,342	$—
TOTAL INVESTMENTS IN SECURITIES	$27,664,693	$6,928,351	$20,736,342	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,309,273	$4,309,273	$—	$—
Consumer Discretionary	11,069,735	11,069,735	—	—
Consumer Staples	2,099,775	2,099,775	—	—
Financials	2,492,035	2,492,035	—	—
Healthcare	9,529,221	9,529,221	—	—
Industrials	4,358,487	4,358,487	—	—
Information Technology	29,558,612	29,558,612	—	—
Materials	1,549,767	1,549,767	—	—
Utilities	580,771	580,771	—	—
TOTAL COMMON STOCKS	$65,547,676	$65,547,676	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,391,919	2,391,919	—	—
TOTAL INVESTMENTS IN SECURITIES	$67,939,595	$67,939,595	$—	$—

* Alger Spectra Fund’s and Alger Dynamic Opportunities Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2022	$1,037,036 (a)
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(2,338,305)
Included in net change in unrealized appreciation (depreciation) on investments	3,484,453
Purchases and sales
Purchases	—
Sales/Distributions	(2,183,184)
Closing balance at January 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2022	$8,233,534	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,042,864)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	7,190,670	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(1,042,864)

Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$12,651,042
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,548,867)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	11,102,175
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(1,548,867)

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2022	$3,485,265
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	3,485,265
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2022	$75,665
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	5,044
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	80,709
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$5,044

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2022	$1,564,668
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(191,443)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,373,225
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(191,443)

(a) Represents the sale of Level 3 common stock, Altaba, Inc., for the period ended January 31, 2023.

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of the Funds’ investments as of January 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

	Fair Value January 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	7,190,670		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A
Special Purpose Vehicle	11,102,175		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Dynamic Opportunities Fund
Common Stocks	$3,485,265		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	80,709		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00-60.00%	N/A N/A
Special Purpose Vehicle	1,373,225		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Spectra Fund	$65,426	$5	$65,421	$—
Collateral held for short sales(a)	926,343	926,343	—	—
Due to broker(b)	(17,489,961)	(17,489,961)	—	—
Alger Dynamic Opportunities Fund	51,132,505	49	51,132,456	—
Collateral held for short sales(a)	193,576,527	193,576,527	—	—
Collateral pledged for OTC swaps(c)	5,092,589	5,092,589	—	—
Alger Emerging Markets Fund	780,620	294,479	486,141	—
Alger Responsible Investing Fund	74,983	—	74,983	—

(a) The collateral held for short sales balance represents restricted cash held at prime brokers as of January 31, 2023.

(b) The due to broker balance represents a margin payable related to short sales due to prime brokers as of January 31, 2023.

(c) The collateral held for OTC swaps balance represents restricted cash held at prime brokers as of January 31, 2023.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2023, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward foreign currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Funds could be exposed to foreign currency fluctuation.

Swaps — Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Alger Management is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Contracts for Differences — The Fund may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

NOTE 5 — Affiliated Securities:

During the three-month period ended January 31, 2023, as disclosed in the following table, certain certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Funds for purposes of the 1940 Act. Transactions during the three-month period ended January 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS II

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Spectra Fund Preferred Stocks
Prosetta Biosciences, Inc., Series D**	2,912,012	—	—	2,912,012	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***	—	—	—	—	—	—	(930,510)	6,842,850
Crosslink Ventures Capital C LLC, Cl. B***	—	—	—	—	—	—	(618,357)	4,259,325
Total					$—	$—	$(1,548,867)	$11,102,175

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	41,418	—	—	41,418	—	—	—	—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***	—	—	—	—	—	—	(117,105)	861,175
Crosslink Ventures Capital C LLC, Cl. B***	—	—	—	—	—	—	(74,338)	512,050
Total					$—	$—	$(191,443)	$1,373,225

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C LLC, Class A and Crosslink Ventures Capital C LLC, Class B. There were no capital increases or decreases for the period ended January 31, 2023.